Issued capital - Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended
Sep. 30, 2024 USD ($) shares
Issued capital [Abstract]
Opening balance	$ 1,764,289
Closing balance	$ 1,843,183
Issued capital
Number of shares [Abstract]
Opening balance (in shares) | shares	186,367,686
Shares issued under the ATM Facility (in shares) | shares	9,138,867
Share based payment - Vested shares (in shares) | shares	1,622,929
Capital raise costs (in shares) | shares	0
Closing balance (in shares) | shares	197,129,482
Issued capital [Abstract]
Opening balance	$ 1,764,289
Shares issued under the ATM Facility	75,502
Share based payment - Vested shares	5,749
Capital raise costs	(2,357)
Closing balance	$ 1,843,183